Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair value of financial instruments
Schedule of financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy

Financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt	—	226,235	—	226,235
Securities at FVOCI - Sovereign debt	—	5,113	—	5,113
Loans at fair value through profit or loss	—	—	4,949	4,949
Total securities and other financial assets	—	231,348	4,949	236,297

Derivative financial instruments - assets:
Interest rate swaps	—	1,831	—	1,831
Cross-currency swaps	—	25,947	—	25,947
Foreign exchange forwards	—	—	—	—
Total derivative financial instrument assets	—	27,778	—	27,778
Total assets at fair value	—	259,126	4,949	264,075

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	1,774	—	1,774
Cross-currency swaps	—	3,848	—	3,848
Foreign exchange forwards	—	3,589	—	3,589
Total derivative financial instruments - liabilities	—	9,211	—	9,211
Total liabilities at fair value	—	9,211	—	9,211

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Sovereign debt	—	5,094	—	5,094
Equity instrument at FVOCI	—	1,889	—	1,889
Debt instruments at fair value through profit or loss	—	—	6,492	6,492
Total securities and other financial assets	—	6,983	6,492	13,475

Derivative financial instruments - assets:
Interest rate swaps	—	407	—	407
Cross-currency swaps	—	10,125	—	10,125
Foreign exchange forwards	—	625	—	625
Total derivative financial instrument assets	—	11,157	—	11,157
Total assets at fair value	—	18,140	6,492	24,632

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	1,903	—	1,903
Cross-currency swaps	—	10,197	—	10,197
Foreign exchange forwards	—	2,575	—	2,575
Total derivative financial instruments - liabilities	—	14,675	—	14,675
Total liabilities at fair value	—	14,675	—	14,675

Schedule of carrying value and an estimated fair value of the bank's financial instruments that are not measured on a recurring basis

The following table provides information on the carrying value and the estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2020
	Carrying	Fair
	value	value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	863,812	863,812	—	863,812	—
Securities at amortized cost (1)	165,564	168,110	—	157,698	10,412
Loans at amortized cost, net (2)	4,891,698	4,972,599	—	4,972,599	—
Customers' liabilities under acceptances	74,366	74,366	—	74,366	—
Investment properties	3,214	3,214	—	—	3,214

Liabilities
Deposits	3,140,875	3,140,875	—	3,140,875	—
Securities sold under repurchase agreements	10,663	10,663	—	10,663	—
Borrowings and debt, net (3)	1,966,271	1,989,719	—	1,989,719	—
Customers' liabilities under acceptances	74,366	74,366	—	74,366	—

	December 31, 2019
	Carrying	Fair
	value	value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	1,178,170	1,178,170	—	1,178,170	—
Securities at amortized cost (1)	75,271	75,724	—	56,914	18,810
Loans at amortized cost, net (2)	5,823,333	6,162,885	—	6,101,040	61,845
Customers’ liabilities under acceptances	115,682	115,682	—	115,682	—
Investment properties	3,494	3,494	—	—	3,494

Liabilities
Deposits	2,893,555	2,893,555	—	2,893,555	—
Securities sold under repurchase agreements	40,530	40,530	—	40,530	—
Borrowings and debt, net	3,118,396	3,126,333	—	3,126,333	—
Customers’ liabilities under acceptances	115,682	115,682	—	115,682	—
(1)

The carrying value of securities at amortized cost is net of accrued interest receivable of $1.9 million and the allowance for expected credit losses of $0.4 million as of December 31, 2020 (accrued interest receivable of $0.8 million and the allowance for expected credit losses of $0.1 million as of December 31, 2019).

(2)

The carrying value of loans at amortized cost is net of accrued interest receivable of $27.3 million, the allowance for expected credit losses of $41.1 million and unearned interest and deferred fees of $5.8 million for December 31, 2020 (accrued interest receivable of $41.7 million, the allowance for expected credit losses of $99.3 million and unearned interest and deferred fees of $12.1 million for December 31, 2019).

(3)	Borrowings and debt exclude lease liabilities for an amount of $18.7 million and $19.9 million as of December 31, 2020 and December 31, 2019, respectively.

Schedule of movement of instruments measured at level 3 fair value

The following table presents the movement of a level 3 financial instruments measured at fair value:

	Debt instruments at
	fair value through	Loans at fair value
	profit or loss	through profit or
	(debentures)	loss	Total

At December 31, 2018	—	—	—
Additions	8,750	—	8,750
Net changes in fair value	(2,258)	—	(2,258)
Sales	—	—	—
At December 31, 2019	6,492	—	6,492
Additions	1,433	5,750	7,183
Net changes in fair value	(2,175)	(801)	(2,976)
Sales	(5,750)	—	(5,750)
At December 31, 2020	—	4,949	4,949

Schedule of significant inputs used in the measurement of instruments at level 3 fair value

Inputs used in the fair value measurement are detailed as follows:

Observable inputs	Unobservable inputs
- Forward interest rate referenced to 12M USD Libor	- Discount rate or discount margin of floating rate bond "USD US composite B+" with credit risk similar to the instrument analyzed adjusted by the country risk premium.

Fair value measurement sensitivity to unobservable inputs – discount rate	2020
A significant increase in volatility would result in a lower fair value	3.128% to 8.89%

The significant inputs used in determining the fair value of instruments categorized as level 3, using present value techniques, are as follows:

2020	2019
Unobservable inputs	Unobservable inputs
- Discount rate based on the return from CCC Corporate S&P Bond Index	- Discount rate for similar companies of the same business line adjusted due to the debt-equity structure of the issuer
- Probability of occurrence of the flows of each sale or conversion scenario
Observable inputs
- Average recovery factor for companies that reported default - Moody's

	Range of estimates
Fair value measurement sensitivity to unobservable inputs – discount rate	2020	2019
A significant increase in volatility would result in a lower fair value	10.00% to 20.00%	12.97% to 27.50%

Schedule of changing one or more assumptions used can generate the following effect

For fair value measurements in level 3, changing one or more of the assumptions used would have the following effects.

Effect on
Loans at fair value through profit or loss	profit or loss
+ 100 bps to the observable and unobservable inputs	(149)
- 100 bps to the observable and unobservable inputs	154